Contingent Liabilities	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Contingent Liabilities

12. Contingent Liabilities.

Certain of the Company’s subsidiaries are involved in litigation on a number of matters and are subject to certain claims which arise in the normal course of business. The Company has retained certain self-insurance risks with respect to losses for third party liability and property damage. There is a reasonable possibility that the Company’s estimate of vehicle and workers’ compensation liability for the transportation segment or discontinued operations may be understated or overstated but the possible range can not be estimated. The liability at any point in time depends upon the relative ages and amounts of the individual open claims. In the opinion of management, none of these matters are expected to have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows.

Preliminary testing on the site of the Company's four phase master development known as Riverfront on the Anacostia in Washington, D.C. indicated the presence of contaminated material that will have to be specially handled upon excavation in conjunction with construction. The Company has agreed with our joint venture partner to bear the cost of handling the contaminated materials on the first phase of this development up to a cap of $1.871 million. We recorded an expense in the fourth quarter of fiscal 2012 of $1,771,000 for this environmental remediation liability which is the lower end of the range of estimates. The Company has no obligation to remediate this contamination on Phases II, III and IV of the development until such time as it makes a commitment to commence construction there. The Company's position is that the prior tenant on the property is responsible for the cost of removal of the contaminated materials. The Company's actual expense to address this issue may be materially higher or lower than the expense previously recorded depending upon the actual costs incurred and any reimbursement that we receive from the prior tenant.